Loans Measured at Amortized Cost - Summary of Loans for other Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ 8,324,734	₩ 5,577,046
Loans measured at amortized cost
Details Of Loans Other Than Banks [Line Items]
Loans to banks	8,325,177	5,577,728
Allowances for credit losses
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ (443)	₩ (682)